ACCOUNTING CHANGES (Details 2) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total loans and account receivable	$ 29,331,001
Total financial assets measured at FVOCI	68,694	$ 107,998
Total	723	$ 1,440
IAS 39 [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total loans and account receivable	791,157
Total financial assets measured at FVOCI
Total contingents	8,404
Total provision for loan losses	799,561
IAS 39 [Member] | Other Credit Related commitments [Member] | Contingent liabilities [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total contingents	8,404
IAS 39 [Member] | Other Credit Related commitments [Member] | Loan Commitments [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total contingents
IAS 39 [Member] | Amortised Cost [Member] | Interbank Loans Net [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total loans and account receivable	472
IAS 39 [Member] | Amortised Cost [Member] | Loans And Accounts Receivable From Customers [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total loans and account receivable	790,685
IAS 39 [Member] | Available For Sale Investments [Member] | Investment Securities [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total loans and account receivable
Reclassification [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total loans and account receivable	(388)
Total financial assets measured at FVOCI	388
Total contingents
Total provision for loan losses
Reclassification [Member] | Other Credit Related commitments [Member] | Contingent liabilities [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total contingents
Reclassification [Member] | Other Credit Related commitments [Member] | Loan Commitments [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total contingents
Reclassification [Member] | Amortised Cost [Member] | Interbank Loans Net [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total loans and account receivable	(472)
Reclassification [Member] | Amortised Cost [Member] | Loans And Accounts Receivable From Customers [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total loans and account receivable	84
Reclassification [Member] | Available For Sale Investments [Member] | Loans And Accounts Receivable From Customers [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total loans and account receivable	388
Remeasurement [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total loans and account receivable	97,322
Total financial assets measured at FVOCI	(291)
Total contingents	15,357
Total provision for loan losses	112,388
Remeasurement [Member] | Other Credit Related commitments [Member] | Contingent liabilities [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total contingents	(3,767)
Remeasurement [Member] | Other Credit Related commitments [Member] | Loan Commitments [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total contingents	19,124
Remeasurement [Member] | Amortised Cost [Member] | Interbank Loans Net [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total loans and account receivable
Remeasurement [Member] | Amortised Cost [Member] | Loans And Accounts Receivable From Customers [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total loans and account receivable	97,322
Remeasurement [Member] | Available For Sale Investments [Member] | Loans And Accounts Receivable From Customers [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total loans and account receivable	(291)
IFRS 9 [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total loans and account receivable	888,091
Total financial assets measured at FVOCI	97
Total contingents	23,761
Total provision for loan losses	911,949
IFRS 9 [Member] | Other Credit Related commitments [Member] | Contingent liabilities [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total contingents	4,637
IFRS 9 [Member] | Other Credit Related commitments [Member] | Loan Commitments [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total contingents	19,124
IFRS 9 [Member] | Amortised Cost [Member] | Interbank Loans Net [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total loans and account receivable
IFRS 9 [Member] | Amortised Cost [Member] | Loans And Accounts Receivable From Customers [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total loans and account receivable	888,091
IFRS 9 [Member] | Available For Sale Investments [Member] | Loans And Accounts Receivable From Customers [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total loans and account receivable	$ 97